UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10501

Name of Fund:   BlackRock Municipal 2018 Term Trust (BPK)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.9%
Alabama 21st Century Authority, Refunding RB, Series A, 5.00%, 6/01/18	$500	$512,625
Alabama Federal Aid Highway Finance Authority, RB, GAN, Garvee, 5.00%, 9/01/18	6,000	6,216,480
Tuscaloosa City Board of Education, RB, Warrants, 4.00%, 8/01/18	125	128,065

		6,857,170
Alaska — 2.5%
City of Valdez Alaska, Refunding RB, 5.00%, 1/01/18	6,000	6,059,280
California — 5.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	2,500	2,688,100
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	4,055	4,079,371
Los Angeles Regional Airports Improvement Corp., Refunding RB, Facilities Lease, LAXFuel Corp., AMT, 5.00%, 1/01/18	930	939,402
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,007,962
Oakland Unified School District/Alameda County, GO, Refunding, 5.00%, 8/01/18	1,000	1,034,460

		12,749,295
Colorado — 2.4%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding Series A, 5.00%, 12/01/18	2,150	2,250,147
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School, 4.00%, 8/15/18	175	179,062
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 4.00%, 12/01/17	515	517,477

Municipal Bonds	Par (000)	Value
Colorado (continued)
Denver Urban Renewal Authority, Refunding, Tax Allocation Bonds, Series A-1, 5.00%, 12/01/18	$1,675	$1,748,700
Park Creek Metropolitan District Colorado, Refunding RB, Senior Limited Property Tax, 4.00%, 12/01/18	1,000	1,026,030

		5,721,416
Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, RB, Fairfield University, Series N, 5.00%, 7/01/18	1,500	1,543,530
Delaware — 0.3%
Delaware State Economic Development Authority, RB, State University Project, 5.00%, 10/01/18	735	762,908
Florida — 5.1%
City of Miami Beach Florida, RB, 5.00%, 9/01/18	875	906,544
County of Broward Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 5.00%, 10/01/18	3,930	4,078,633
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (b)	1,250	1,290,737
County of Indian River Florida School Board, COP, Refunding, Series A, 5.00%, 7/01/18	600	617,778
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/18	2,000	2,075,640
Miami Beach Health Facilities Authority, Refunding RB, Mount Sinai Medical Center, 4.00%, 11/15/18	250	256,648
Miami-Dade County School Board Foundation, Inc., COP, Refunding Series A, 5.00%, 5/01/18	1,500	1,534,860
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13 (c)(d)	1,920	1,343,078

		12,103,918
Guam — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	620	662,712

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose Senior Living Revenue, 5.00%, 11/15/18	$370	$384,134
Illinois — 6.5%
Chicago Transit Authority, Refunding RB, 5.00%, 6/01/18	1,000	1,024,440
Counties of Du Page & Will Illinois Community School District No. 204 Indian Prairie, GO, Refunding Series B, 3.00%, 12/30/18	1,935	1,976,951
Fox Valley Park District, GO, Series A, 5.00%, 12/15/18	1,725	1,806,403
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.00%, 11/01/18	2,290	2,382,814
Peoples Gas Light and Coke Co. Project, Series B, 1.88%, 2/01/33 (a)	1,000	1,010,050
University Medical Center Rush, Series A, 5.00%, 11/15/18	1,000	1,041,680
Railsplitter Tobacco Settlement Authority, RB, 5.00%, 6/01/18	1,290	1,322,895
State of Illinois, GO:
(AGM), 5.00%, 4/01/18	465	466,302
Refunding, 5.00%, 8/01/18	2,500	2,563,175
State of Illinois, RB, Build Illinois, Series B:
5.00%, 6/15/18 (e)	355	365,220
Unrefunded Balance, 5.00%, 6/15/18	1,645	1,689,546

		15,649,476
Indiana — 0.4%
Indiana State Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/19	875	917,079
Iowa — 0.3%
University of Iowa, Refunding RB, Series S, 5.00%, 11/01/18	655	683,394
Kansas — 1.1%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	2,500	2,608,025

Municipal Bonds	Par (000)	Value
Kentucky — 2.1%
County of Kenton Kentucky School District Finance Corp., Refunding RB, 2.50%, 6/01/18	$3,210	$3,241,298
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Catholic Health Initiatives, Series A, 5.00%, 12/01/18	1,755	1,818,864

		5,060,162
Maryland — 3.5%
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.00%, 1/01/19 (e)	1,685	1,769,082
Meritas Medical Center, 5.00%, 7/01/18	400	411,636
University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,029,710
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/19	5,000	5,274,400

		8,484,828
Michigan — 4.0%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.00%, 5/15/18	2,025	2,072,344
Michigan State Building Authority, Refunding RB, Facilities Program Series, 6.00%, 10/15/18 (b)	1,455	1,530,587
Michigan State Finance Authority, Refunding RB, AMT:
5.00%, 11/01/17	2,275	2,281,848
5.00%, 11/01/18	2,100	2,171,946
Michigan State Housing Development Authority, Refunding RB, Series B, 4.15%, 4/01/18	1,000	1,013,470
Saginaw Valley State University, RB, Series A, 5.00%, 7/01/18	600	617,688

		9,687,883
Mississippi — 0.4%
Mississippi Development Bank, Refunding RB, 5.00%, 3/01/18	1,000	1,016,250

2	BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Missouri — 0.8%
City of Kansas City Missouri, Refunding ARB, AMT, Series A, 5.00%, 9/01/18	$1,750	$1,811,285
Nevada — 3.6%
County of Clark Nevada, Refunding, Special Assessment Bonds, Improvement District No. 142, Mountain’s Edge, 4.00%, 8/01/18	3,345	3,372,027
Director of the State of Nevada Department of Business & Industry, RB, Mandatory Put Bonds, Republic Services, Inc. Project, AMT, 5.63%, 12/01/26 (a)	5,120	5,252,557

		8,624,584
New Hampshire — 2.1%
New Hampshire State Turnpike System, RB, Series A, 5.00%, 10/01/18	4,740	4,926,045
New Jersey — 12.4%
County of Atlantic New Jersey, Refunding, 3.00%, 10/01/18	1,855	1,889,113
New Jersey EDA, Refunding RB, Cigarette Tax Revenue, 5.00%, 6/15/18	5,000	5,111,150
New Jersey Educational Facilities Authority, RB, Seton Hall University, Series D, 5.00%, 7/01/18	320	329,162
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (e)	2,500	2,655,525
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.00%, 7/01/18	850	874,922
Barnabas Health, Series A, 5.00%, 7/01/18 (e)	2,000	2,061,580
Princeton HealthCare System, 5.00%, 7/01/18	1,620	1,664,518
New Jersey Higher Education Student Assistance Authority, RB, Series 1A, AMT:
5.00%, 12/01/17	460	462,967
5.00%, 12/01/18	2,000	2,078,300

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	$1,575	$1,578,071
New Jersey State Turnpike Authority, Refunding RB, Series G, 5.00%, 1/01/18	1,350	1,363,865
New Jersey Transportation Trust Fund Authority, RB:
Series B, 5.00%, 6/15/18	2,000	2,049,280
Transportation Program, Series AA, 5.00%, 6/15/18	2,000	2,049,280
Transportation System, Series A, 5.75%, 6/15/18	1,320	1,359,494
Transportation System, Series A (AMBAC), 5.75%, 6/15/18	2,070	2,122,930
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	1,895	1,930,815
South Jersey Transportation Authority LLC, Refunding RB, Series A, 5.00%, 11/01/20	200	218,866

		29,799,838
New York — 5.1%
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.00%, 11/15/18	1,000	1,046,700
Series F, 4.00%, 11/15/18	200	206,842
New York State Dormitory Authority, RB, General Purpose, Series A, 5.00%, 3/15/18	6,500	6,622,915
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/18	1,500	1,538,535
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	1,200	1,305,336
State of New York Dormitory Authority, Refunding RB, Orignal Regional Medical Center, 5.00%, 12/01/17 (f)	1,000	1,005,790
TSASC, Inc., Refunding RB, Series A, 3.00%, 6/01/18	500	505,430

		12,231,548
Oklahoma — 0.2%
Norman Regional Hospital Authority, Refunding RB, 4.00%, 9/01/18	420	429,862

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Pennsylvania — 12.7%
Altoona City Authority, Refunding RB, 5.25%, 11/01/18	$2,500	$2,604,725
Chester County Health & Education Facilities Authority, Refunding RB:
3.00%, 12/01/17	585	585,802
4.00%, 12/01/18	805	816,447
Cumberland County Municipal Authority, Refunding RB:
4.00%, 1/01/18	1,380	1,388,873
5.75%, 1/01/19 (e)	2,135	2,260,623
5.75%, 1/01/19	240	252,170
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 1/15/18	1,000	1,009,280
Northampton County General Purpose Authority, RB, Series A, 5.38%, 8/15/18 (b)	4,000	4,148,560
Pennsylvania Economic Development Financing Authority, RB:
PA Bridges Finco LP, AMT, 5.00%, 12/31/18	2,100	2,196,747
University of Pennsylvania Medical Center, 5.00%, 3/15/18	750	764,010
Waste Management, Inc. Project, 1.55%, 12/01/33 (a)	5,000	4,997,700
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 3.00%, 11/01/18	1,000	1,017,770
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Inc., Student Housing Project:
4.00%, 10/01/17	140	140,014
4.00%, 10/01/18	560	568,792
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.00%, 5/01/18	1,000	1,021,980
University Propertise, Inc. Student Housing Project at East, 4.00%, 7/01/18	315	320,220
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/18	1,500	1,544,445

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/19 (b)	$1,000	$1,064,720
Philadelphia Gas Works Co., Refunding RB, 4.00%, 8/01/18	1,790	1,834,822
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 7/15/18	900	927,009
West Chester Area School District, GO, Refunding, Series AA, 5.00%, 5/15/18	1,000	1,025,550

		30,490,259
Rhode Island — 1.1%
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing Revenue, Lifespan Obligated Group Issue, 5.00%, 5/15/18	1,040	1,063,587
Tobacco Settlement Financing Corp., Refunding RB, Series A, 4.00%, 6/01/18	1,500	1,525,950

		2,589,537
Tennessee — 1.2%
Metropolitan Gov’t Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 4.00%, 10/01/18	260	265,884
Tennessee Energy Acquisition Corp., RB:
Series A, 5.25%, 9/01/18	1,040	1,079,385
Series C, 5.00%, 2/01/18	1,500	1,519,650

		2,864,919
Texas — 10.6%
Birdville ISD Texas, GO, Refunding, CAB (PSF-GTD), 0.00%, 2/15/18 (g)	1,615	1,609,234
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 5.75%, 1/01/18 (e)	750	759,210
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,668,775
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 7/01/18	1,000	1,029,630
Houston ISD Public Facilities Authority, RB, 5.00%, 9/15/18	5,000	5,191,750

4	BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Texas (continued)
Lower Colorado River Authority, Refunding RB, LCRA Transmission, Series B, 5.00%, 5/15/18	$5,000	$5,124,350
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 4/01/18	685	692,535
4.00%, 4/01/20	165	174,103
North Texas Tollway Authority, Refunding RB, Series C, 5.00%, 1/01/19	2,215	2,322,671
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/18	1,195	1,232,308
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/18	4,360	4,561,781

		25,366,347
Virginia — 1.6%
City of Norfolk Virginia, Refunding RB, Water Revenue, 5.00%, 11/01/18	1,230	1,283,222
Virginia College Building Authority, Refunding RB, Series A, 5.00%, 7/01/18 (f)	785	802,011
Virginia Port Authority, Refunding RB, Series B, AMT, 5.00%, 7/01/18	1,790	1,842,071

		3,927,304
Washington — 1.4%
Energy Northwest, Refunding RB, Wind Project Revenue, 5.00%, 7/01/18	2,865	2,946,796
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B, 5.00%, 10/01/18	500	519,830

		3,466,626
Wisconsin — 1.0%
State of Wisconsin, Refunding RB, Series A (e):
5.00%, 5/01/18	800	819,152
5.00%, 5/01/18	200	204,788

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.00%, 4/01/19	$1,265	$1,337,978

		2,361,918
Total Municipal Bonds — 91.7%		219,841,532

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Illinois — 2.1%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	5,000	5,200,700
Total Long-Term Investments (Cost — $223,226,497) — 93.8%		225,042,232

Short-Term Securities
Municipal Bonds — 4.2%
Metropolitan Washington Airports Authority:
0.90%, 11/20/17	4,500	4,500,000
0.91%, 12/21/17	5,500	5,500,000

Total Municipal Bonds — 4.2%		10,000,000

Money Market Fund — 2.5%	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74% (i)(j)	5,924,190	5,925,967
Total Short-Term Securities (Cost — $15,925,328) — 6.7%		15,925,967

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Value
Total Investments(Cost — $239,151,825) — 100.5%	$240,968,199
Other Assets Less Liabilities — 1.1%	2,581,582
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.6)%	(3,765,672)

Net Assets Applicable to Common Shares — 100.0%	$239,784,109

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is the rate in effect as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Zero-coupon bond.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(i)	Annualized 7-day yield as of period end.

(j)	During the period ended September 30, 2017, investments in issuers considered to be affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	784,632	5,139,558	5,924,190	$5,925,967	$29,107	$2,298	$640

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GAN	Grant Anticipation Notes
GO	General Obligation Bonds

IDA	Industrial Development Authority
ISD	Independent School District
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

6	BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or trusts. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments	—	$225,042,232	—	$225,042,232
Short-Term Securities:
Municipal Bonds	—	10,000,000	—	10,000,000
Money Market Fund	$5,925,967	—	—	5,925,967

Total	$5,925,967	$235,042,232	—	$240,968,199

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $3,750,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2017	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: November 20, 2017